Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of balance sheet information related to leases

	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Cost:
ROU assets – opening balance	4,969	3,014
ROU assets – additions	2,079	2,546
ROU assets – disposals	(961)	(591)
	6,087	4,969

Less accumulated depreciation	2,386	2,037

	3,701	2,932
	December 31,
	2022	2021
	U.S. Dollars (in thousands)

Other current liabilities	1,297	1,018
Other long-term liabilities	2,404	1,914

Total lease liabilities	3,701	2,932

Schedule of minimum future rental payments
Year ended December 31,	U.S. Dollars (in thousands)
2023	1,414
2024	1,329
2025	724
2026	406
2027	86
3,959
Less imputed interest	258

Total lease liabilities	3,701